Consolidated Balance Sheets (Parentheticals) - $ / shares	Oct. 31, 2022	Oct. 31, 2021
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, share issued	50,000,000	50,000,000
Ordinary shares, share outstanding	50,000,000	50,000,000